UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                   (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: February 28, 2017

Ultra Short Prime Fund

Schedule of Investments
(Unaudited)

As of March 31, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CERTIFICATES OF DEPOSIT - 9.89%
Bank of America	$250,000	1.350%	8/30/2017	$250,130
Bank of Montreal	250,000	1.080%	4/4/2017	250,005
Bank of Montreal	250,000	1.080%	4/11/2017	250,012
Bank of Nova Scotia	250,000	1.350%	9/27/2017	250,151
Citibank, N.A.	250,000	1.090%	5/1/2017	250,053
Nordea Bank AB	250,000	1.150%	5/26/2017	250,075
Nordea Bank Finland PLC	250,000	1.010%	4/20/2017	250,017
Svenska Handelsbanken AB	250,000	1.205%	9/1/2017	250,010
Toronto Dominion Bank	275,000	1.210%	9/27/2017	274,985
Westpac Banking Corp.	250,000	1.360%	10/3/2017	250,119

Total Certificates of Deposit (Cost $2,525,238)				2,525,557

COMMERCIAL PAPER - 26.06%
American Honda Finance Corp.	260,000	0.000%	7/5/2017	259,323
Apple, Inc.	250,000	0.000%	6/6/2017	249,649
Bank of New York Mellon Corp.	250,000	0.000%	4/10/2017	249,941
Bank of Tokyo-Mitsubishi	220,000	0.000%	7/17/2017	219,232
Bank of Tokyo-Mitsubishi	250,000	0.000%	7/10/2017	249,198
Caterpillar Financial Services Corp.	200,000	0.000%	4/3/2017	199,987
Caterpillar Financial Services Corp.	250,000	0.000%	4/27/2017	249,844
Cisco Systems, Inc.	275,000	0.000%	4/12/2017	274,925
Coca Cola Co.	250,000	0.000%	7/26/2017	249,186
Cooperatieve Rabobank	250,000	0.000%	6/12/2017	249,497
Cooperatieve Rabobank	300,000	0.000%	12/22/2017	297,240
GE Capital Treasury LLC	125,000	0.000%	12/18/2017	123,858
Johnson & Johnson	300,000	0.000%	5/23/2017	299,625
JP Morgan Securities LLC	200,000	0.000%	6/9/2017	199,625
JP Morgan Securities LLC	270,000	0.000%	12/22/2017	267,167
Metlife Short-Term Funding LLC	250,000	0.000%	6/15/2017	249,441
Microsoft Corporation	250,000	0.000%	5/2/2017	249,813
PACCAR Financial Corp.	220,000	0.000%	6/16/2017	219,539
PACCAR Financial Corp.	250,000	0.000%	4/21/2017	249,873
Pepsico, Inc.	250,000	0.000%	4/19/2017	249,892
Pepsico, Inc.	250,000	0.000%	4/12/2017	249,933
Pfizer, Inc.	300,000	0.000%	4/6/2017	299,962
Pricoa Short-Term Funding LLC	250,000	0.000%	5/15/2017	249,700
QUALCOMM, Inc.	250,000	0.000%	4/20/2017	249,884
QUALCOMM, Inc.	250,000	0.000%	6/7/2017	249,561
The Coca-Cola Company	250,000	0.000%	6/5/2017	249,599
Toyota Motor Credit Corp.	250,000	0.000%	11/27/2017	247,811

Total Commerical Paper (Cost $6,653,185)				6,653,305

				(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 24.02%
3M Co.	$200,000	1.000%	6/26/2017	$199,967
Air Products & Chemicals, Inc.	460,000	1.200%	10/15/2017	459,633
American Express Credit Corp.	200,000	1.125%	6/5/2017	200,004
Burlington Northern Santa Fe LLC	200,000	5.650%	5/1/2017	200,574
Chevron Corp.	575,000	1.345%	11/15/2017	575,214
Costco Wholesale Corp.	200,000	1.125%	12/15/2017	199,947
General Electric Co.	200,000	2.300%	4/27/2017	200,092
HSBC USA, Inc.	450,000	1.300%	6/23/2017	449,907
Intel Corp.	450,000	1.350%	12/15/2017	450,230
John Deere Capital Corp.	144,000	1.125%	6/12/2017	143,947
John Deere Capital Corp.	100,000	1.550%	12/15/2017	100,166
Kells Funding LLC	575,000	0.000%	6/23/2017	573,558
Metropolitan Life Global Funding I	300,000	1.300%	4/10/2017	300,001
Oracle Corp.	450,000	1.200%	10/15/2017	449,883
Target Corp.	252,000	5.375%	5/1/2017	252,775
The Charles Schwab Corp.	200,000	6.375%	9/1/2017	204,115
United Technologies Corp.	214,000	1.800%	6/1/2017	214,196
UnitedHealth Group, Inc.	460,000	1.400%	10/15/2017	460,162
US Bank N.A.	250,000	1.320%	9/11/2017	250,123
Wal-Mart Stores, Inc.	250,000	1.000%	4/21/2017	249,992

Total Corporate Bonds (Cost $6,135,629)				6,134,486

MORTGAGE-BACKED SECURITY - 0.78%
John Deere Owner Trust 2017	200,000	0.880%	3/5/2018	199,966

Total Mortgage-Backed Security (Cost $200,000)				199,966

FEDERAL AGENCY OBLIGATIONS - 14.68%
Federal Home Loan Bank Discount Notes	750,000	0.000%	4/4/2017	749,986
Federal Home Loan Bank Discount Notes	3,000,000	0.000%	4/10/2017	2,999,598

Total Federal Agency Obligations (Cost $3,749,418)				3,749,584

SUPRANATIONAL AGENCY OBLIGATIONS - 3.40%
Inter-American Development Bank	349,000	1.000%	7/14/2017	348,989
International Bank for Reconstruction
& Development	245,000	1.125%	7/18/2017	245,048
International Finance Corp.	275,000	1.000%	4/24/2017	274,979

Total Supranational Agency Obligations (Cost $869,157)				869,016

SHORT-TERM INVESTMENT - 20.86%			Shares
§	BlackRock Liquidity Funds T-Fund Portfolio, 0.58%		5,326,128	5,326,128

Total Short-Term Investment (Cost $5,326,128)				5,326,128
				(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2017
			Value (Note 1)

Total Value of Investments (Cost $25,458,755) - 99.69%			$25,458,042

Other Assets Less Liabilities - 0.31%			77,997

Net Assets - 100%			$25,536,039

§ Represents 7 day effective yield

The following acronyms or abbreviations are used in this portfolio:
LLC - Limited Liability Company
PLC - Public Limited Company

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,141
Aggregate gross unrealized depreciation			(1,854)

Net unrealized depreciation			$(713)

Summary of Investments	% of Net
by Sector	Assets	Value
Certificates of Deposit	9.89%	$2,525,557
Commercial Paper	26.06%	6,653,305
Corporate Bonds	24.02%	6,134,486
Mortgage-Backed Security	0.78%	199,966
Federal Agency Obligations	14.68%	3,749,584
Supranational Agency Obligations	3.40%	869,016
Short-Term Investment	20.86%	5,326,128
Other Assets Less Liabilities	0.31%	77,997
Total	100.00%	$25,536,039

			(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2017

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Certificates of Deposit	$2,525,557	$-	$2,525,557	$-
Commercial Paper	6,653,305	-	6,653,305	-
Corporate Bonds	6,134,486	-	6,134,486	-
Mortgage-Backed Security	199,966	-	199,966	-
Federal Agency Obligations	3,749,584	-	3,749,584	-
Supranational Agency Obligations	869,016	-	869,016	-
Short-Term Investment	5,326,128	5,326,128	-	-
Total Assets	$25,458,042	5,326,128	$20,131,914	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Leeward Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: May 19, 2017	Katherine M. Honey President and Principal Executive Officer Leeward Investment Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: May 19, 2017	Katherine M. Honey President and Principal Executive Officer Leeward Investment Trust

By: (Signature and Title)	/s/ Ashley E. Harris
Date: May 19, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Leeward Investment Trust